Intangible Assets - Schedule of Intangible Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Abstract]
Opening balance	R$ 1,537,135	R$ 1,192,302
Closing balance	1,803,606	1,537,135
Indefinite life	1,803,606	1,537,135
Definite life	439,526	358,703
Total	2,243,132	1,895,838
Additions		382,281
Added Value Transfer	(1,201)	(3,755)
Due Diligence Adjustment	448	21,123
Response Price Adjustment	(17,721)	1,383
Foreign currency translation adjustment	R$ 284,945	R$ (56,199)